Cover	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	GAMING & LEISURE PROPERTIES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-36124
Entity Tax Identification Number	46-2116489
Entity Address, Address Line One	845 Berkshire Blvd., Suite 200
Entity Address, City or Town	Wyomissing,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	401-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	GLPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001575965
Amendment Flag	false